Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net

The prepayments and other assets, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Deposits (a)	$13,238	$14,510
Prepayments for goods and services	5,734	3,390
VAT recoverable (b)	7,601	5,600
Prepayments and other receivables for property and equipment (c)	1,426	5,232
Loan receivable (d)	12,782	9,738
Disposal consideration (d)	698	696
Advances to employees	92	81
Others	683	696
Prepayments and other assets	42,254	39,943
Less: Allowance for credit losses for prepayments and other assets	(693)	(573)
Prepayments and other assets, net	41,561	39,370
Less: Prepayments and other current assets, net	(37,346)	(29,684)
Other non-current assets	$4,215	$9,686

(a)	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.
(b)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
(c)	Prepayments and other receivables for property and equipment represent mainly prepayments and other receivables for constructions of logistic stations.
(d)

(i) On June 19, 2024, Shengfeng Supply Chain Management Co., Ltd. completed the transaction to sell 49% equity interest of Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd. (“Pingtan SF”) and Pingtan SF’s subsidiary (Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”)) to a third party for a consideration of approximately $6.8 million (RMB49.0 million). Shengfeng Supply Chain Management Co., Ltd. received approximately $6.1 million (RMB44.0 million) on December 31, 2024.

In addition, according to the agreement, Pingtan SF and Pingtan SF’s subsidiary (SF Smart) shall repay borrowing of approximately $6.8 million (RMB49.0 million) to the Company before July 30, 2024. As of June 30, 2025, the Company have received repayment of approximately $2.8 million (RMB20.0 million).

On July 25, 2025, Shengfeng Supply Chain Management Co., Ltd. and the third party signed an annulment agreement, pursuant to which, the above equity transaction shall be annulled and Shengfeng Supply Chain Management Co., Ltd. agreed to loan approximately $6.8 million (RMB49.0 million) to SF Smart. As a result, Shengfeng Supply Chain Management Co., Ltd. shall refund above-mentioned consideration to this third party and the third party shall transfer the 49% equity interest of Pingtan SF back to Shengfeng Supply Chain Management Co., Ltd. As of August 15, 2025, Shengfeng Supply Chain Management Co., Ltd. had refunded above-mentioned consideration of approximately $6.1 million (RMB44.0 million) to this third party and loaned approximately $2.8 million (RMB20.0 million) to SF Smart. The third party has transferred 49% equity interest of Pingtan SF back to Shengfeng Supply Chain Management Co., Ltd.

(ii) On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed Memorandum of Understanding of Share Purchase Agreement (“2024 MOU”) with two shareholders of Hubei Tongzhou Information Harbor Co., Ltd (“Tongzhou”) to acquire 100% equity interest of Tongzhou, which owns land use right and constructed certain office and warehouse on such land use right. As of June 30, 2025, the Company made a loan of approximately $8.7 million (RMB62.5 million) to Tongzhou to secure the transaction and provide working capital for its further development. On July 30, 2025, both parties reach a supplementary agreement to pay interest at annual rate of 2.6% by quarter since August 1, 2025. As of the date of this report, the transaction is not completed yet. Movement of allowance for credit losses for prepayments and other assets

Schedule of Allowance for Credit Losses for Prepayments and Other Assets	Movement of allowance for credit losses for prepayments and other assets
	For the six months ended June 30, 2025	Year Ended December 31, 2024
Beginning balance	$573	$405
Provisions for credit losses for prepayments and other assets	118	176
Exchange rate effect	2	(8)
Ending balance	$693	$573